DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2018
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Cash flow hedge designation
Pay-fixed interest rate swap agreements	$25,000	2.6	$280
Interest rate cap agreements	150,000	3.6	2,245
Total	$175,000	3.5	$2,525

No hedge designation
Rate-lock mortgage loan commitments	$32,473	0.1	$687
Mandatory commitments to sell mortgage loans	57,583	0.1	(383)
Pay-fixed interest rate swap agreements - commercial	94,451	5.5	405
Pay-variable interest rate swap agreements - commercial	94,451	5.5	(405)
Purchased options	3,095	2.5	116
Written options	3,095	2.5	(116)
Total	$285,148	3.7	$304

	2017
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Cash flow hedge designation
Pay-fixed interest rate swap agreements	$15,000	3.7	$245
Interest rate cap agreements	45,000	3.5	976
Total	$60,000	3.6	$1,221

No hedge designation
Rate-lock mortgage loan commitments	$25,032	0.1	$530
Mandatory commitments to sell mortgage loans	56,127	0.1	37
Pay-fixed interest rate swap agreements - commercial	75,990	6.2	292
Pay-variable interest rate swap agreements - commercial	75,990	6.2	(292)
Purchased options	3,119	3.5	322
Written options	3,119	3.5	(322)
Total	$239,377	4.1	$567

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

To meet our asset/liability management objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (‘‘Cash Flow Hedges’’). Cash Flow Hedges included certain pay-fixed interest rate swaps and interest rate cap agreements. Pay-fixed interest rate swaps convert the variable-rate cash flows on debt obligations to fixed-rates. Under interest-rate cap agreements, we will receive cash if interest rates rise above a predetermined level. As a result, we effectively have variable-rate debt with an established maximum rate. We pay an upfront premium on interest rate caps which is recognized in earnings in the same period in which the hedged item affects earnings. Unrecognized premiums from interest rate caps aggregated to $2.7 million and $0.9 million at December 31, 2018 and 2017, respectively.

It is anticipated that $0.5 million, net of tax, of unrealized gains on Cash Flow Hedges at December 31, 2018, will be reclassified into earnings over the next twelve months. The maximum term of any Cash Flow Hedge at December 31, 2018 is 4.8 years.

Certain derivative financial instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (‘‘Rate-Lock Commitments’’). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (‘‘Mandatory Commitments’’) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate-Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of net gains on mortgage loans in the Consolidated Statements of Operations. We obtain market prices on Mandatory Commitments and Rate-Lock Commitments. Net gains on mortgage loans, as well as net income, may be more volatile as a result of these derivative instruments, which are not designated as hedges.

In prior periods we offered to our deposit customers an equity linked time deposit product (‘‘Altitude CD’’). The Altitude CD was a time deposit that provided the customer a guaranteed return of principal at maturity plus a potential equity return (a written option), while we receive a like stream of funds based on the equity return (a purchased option). The written and purchased options will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the written and purchased options in the table above relate to this Altitude CD product.

We have a program that allows commercial loan customers to lock in a fixed rate for a longer period of time than we would normally offer for interest rate risk reasons. We will enter into a variable rate commercial loan and an interest rate swap agreement with a customer and then enter into an offsetting interest rate swap agreement with an unrelated party. The interest rate swap agreement fair values will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the interest rate swap agreements with no hedge designation in the table above relate to this program.

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2018		2017		2018		2017
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$280	Other assets	$245	Other liabilities	$-	Other liabilities	$-
Interest rate cap agreements	Other assets	2,245	Other assets	976	Other liabilities	-	Other liabilities	-
		$2,525		$1,221		$-		$-

Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$687	Other assets	$530	Other liabilities	$-	Other liabilities	$-
Mandatory commitments to sell mortgage loans	Other assets	-	Other assets	37	Other liabilities	383	Other liabilities	-
Pay-fixed interest rate swap agreements - commercial	Other assets	1,116	Other assets	631	Other liabilities	711	Other liabilities	339
Pay-variable interest rate swap agreements - commercial	Other assets	711	Other assets	339	Other liabilities	1,116	Other liabilities	631
Purchased options	Other assets	116	Other assets	322	Other liabilities	-	Other liabilities	-
Written options	Other assets	-	Other assets	-	Other liabilities	116	Other liabilities	322
		2,630		1,859		2,326		1,292
Total derivatives		$5,155		$3,080		$2,326		$1,292

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

	Year Ended December 31,
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized	Gain (Loss) Recognized in Income(1)
	2018	2017	2016	Portion)	2018	2017	2016	in Income (1)	2018	2017	2016
	(In thousands)
Cash Flow Hedges
Interest rate capagreements	$(340)	$108	$-	Interest expense	$206	$-	$-	Interest expense	$-	$-	$-
Pay-fixed interest rate swap agreements	78	216	-	Interest expense	31	(18)	-	Interest expense	(12)	(12)	-
Total	$(262)	$324	$-		$237	$(18)	$-		$(12)	$(12)	$-
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$157	$(116)	$96
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	(420)	(593)	561
Pay-fixed interest rate swap agreements - commercial								Interest income	113	43	746
Pay-variable interest rate swap agreements - commercial								Interest income	(113)	(43)	(746)
Purchased options								Interest expense	(206)	84	116
Written options								Interest expense	206	(84)	(116)
Total									$(263)	$(709)	$657

 (1) For cash flow hedges, this location and amount refers to the ineffective portion.